UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05482

Deutsche High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche High Income Trust
(formerly DWS High Income Trust)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 113.5%
Consumer Discretionary 15.4%
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	267,800
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	99,338
AmeriGas Finance LLC:
6.75%, 5/20/2020		545,000	580,425
7.0%, 5/20/2022		415,000	450,275
APX Group, Inc.:
6.375%, 12/1/2019		220,000	223,300
8.75%, 12/1/2020		35,000	34,825
144A, 8.75%, 12/1/2020		175,000	174,125
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		295,000	323,025
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	380,625
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	345,625
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		215,000	219,837
BC Mountain LLC, 144A, 7.0%, 2/1/2021		210,000	198,450
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	467,250
Boyd Gaming Corp., 9.0%, 7/1/2020		165,000	177,375
Cablevision Systems Corp.:
5.875%, 9/15/2022		130,000	131,950
8.0%, 4/15/2020		70,000	79,800
CCO Holdings LLC:
6.5%, 4/30/2021		175,000	185,937
7.0%, 1/15/2019		125,000	131,088
7.375%, 6/1/2020		65,000	70,200
8.125%, 4/30/2020		75,000	80,438
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		710,000	703,787
144A, 6.375%, 9/15/2020		1,205,000	1,265,250
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		620,000	641,700
11.25%, 3/1/2021		150,000	166,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		270,000	287,550
Series B, 6.5%, 11/15/2022		390,000	417,300
Series A, 7.625%, 3/15/2020		65,000	69,388
Series B, 7.625%, 3/15/2020		1,655,000	1,770,850
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,250
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	172,631
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		615,000	608,850
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		200,000	207,500
Delphi Corp., 5.0%, 2/15/2023		305,000	327,494
DISH DBS Corp.:
4.25%, 4/1/2018		320,000	327,600
4.625%, 7/15/2017		190,000	198,075
5.0%, 3/15/2023		415,000	412,925
6.75%, 6/1/2021		80,000	89,496
Getty Images, Inc., 144A, 7.0%, 10/15/2020		105,000	88,200
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		250,000	248,125
Harron Communications LP, 144A, 9.125%, 4/1/2020		465,000	521,962
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		175,000	191,625
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		115,000	120,175
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		140,000	134,400
L Brands, Inc., 7.0%, 5/1/2020		185,000	209,512
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	61,350
144A, 7.0%, 9/1/2020		410,000	441,775
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		265,000	276,925
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		65,000	65,813
6.375%, 4/1/2023		465,000	481,856
Mediacom LLC, 7.25%, 2/15/2022		125,000	134,688
MGM Resorts International:
6.75%, 10/1/2020		520,000	575,900
7.5%, 6/1/2016		105,000	114,188
7.625%, 1/15/2017		290,000	321,900
8.625%, 2/1/2019		580,000	682,950
Numericable Group SA:
144A, 4.875%, 5/15/2019		615,000	622,687
144A, 6.0%, 5/15/2022		920,000	947,600
144A, 6.25%, 5/15/2024		270,000	278,437
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	175,519
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		290,000	300,875
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	225,500
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		475,000	528,437
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	137,900
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		340,000	368,900
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		125,000	134,688
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		250,000	261,250
Springs Industries, Inc., 6.25%, 6/1/2021		340,000	341,700
Starz LLC, 5.0%, 9/15/2019		175,000	180,250
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		270,000	272,700
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022		170,000	178,075
UCI International, Inc., 8.625%, 2/15/2019		125,000	119,375
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,020,000	1,042,950
144A, 7.5%, 3/15/2019		515,000	544,612
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	740,907
Univision Communications, Inc.:
144A, 7.875%, 11/1/2020		140,000	152,600
144A, 8.5%, 5/15/2021		75,000	82,125
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		220,000	243,100
Visant Corp., 10.0%, 10/1/2017		165,000	153,038
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		175,000	175,000

			25,193,403
Consumer Staples 5.0%
Big Heart Pet Brands, 7.625%, 2/15/2019		301,000	310,783
Chiquita Brands International, Inc., 7.875%, 2/1/2021		93,000	101,719
Constellation Brands, Inc., 7.25%, 9/1/2016		930,000	1,025,325
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		285,000	283,575
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	421,662
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		615,000	645,750
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		630,000	672,525
144A, 8.25%, 2/1/2020		180,000	193,770
Pilgrim's Pride Corp., 7.875%, 12/15/2018		160,000	168,400
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		115,000	117,156
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,690,000	2,811,050
6.875%, 2/15/2021		580,000	621,325
8.25%, 2/15/2021		120,000	130,950
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		265,000	256,388
Smithfield Foods, Inc., 6.625%, 8/15/2022		215,000	236,500
U.S. Foods, Inc., 8.5%, 6/30/2019		215,000	229,190

			8,226,068
Energy 17.6%
Access Midstream Partners LP, 6.125%, 7/15/2022		380,000	413,250
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		120,000	117,300
144A, 7.125%, 11/1/2020		235,000	227,950
144A, 7.375%, 11/1/2021		235,000	229,125
Antero Resources Finance Corp., 5.375%, 11/1/2021		125,000	128,750
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		115,000	115,144
144A, 5.625%, 6/1/2024		115,000	115,000
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		220,000	229,350
6.75%, 11/1/2020		495,000	518,512
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		795,000	842,700
8.625%, 10/15/2020		115,000	123,050
Chaparral Energy, Inc., 7.625%, 11/15/2022		195,000	209,381
Chesapeake Energy Corp.:
3.25%, 3/15/2016		535,000	536,337
3.484% **, 4/15/2019		355,000	358,550
7.25%, 12/15/2018		1,490,000	1,732,125
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		125,000	130,625
Crestwood Midstream Partners LP, 6.125%, 3/1/2022		190,000	196,650
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		425,000	454,750
El Paso LLC, 7.25%, 6/1/2018		455,000	525,525
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		645,000	685,312
EP Energy LLC:
6.875%, 5/1/2019		395,000	416,725
7.75%, 9/1/2022		225,000	252,563
9.375%, 5/1/2020		90,000	101,475
EV Energy Partners LP, 8.0%, 4/15/2019		985,000	1,019,475
EXCO Resources, Inc., 8.5%, 4/15/2022		75,000	76,215
Halcon Resources Corp.:
8.875%, 5/15/2021		662,500	697,281
9.75%, 7/15/2020		440,000	474,100
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		225,000	224,438
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	132,813
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	202,250
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	501,188
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		440,000	464,200
Linn Energy LLC:
6.25%, 11/1/2019		510,000	526,575
6.5%, 5/15/2019		165,000	169,847
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	253,200
144A, 7.0%, 3/31/2024		615,000	668,812
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		225,000	228,375
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		965,000	1,044,612
10.75%, 10/1/2020		550,000	608,437
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		350,000	371,000
Newfield Exploration Co., 5.75%, 1/30/2022		225,000	248,625
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		230,000	233,163
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		665,000	698,250
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		180,000	192,150
6.875%, 3/15/2022		505,000	551,712
6.875%, 1/15/2023		135,000	147,150
7.25%, 2/1/2019		415,000	435,750
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		385,000	382,113
7.5%, 11/1/2019		505,000	516,363
Regency Energy Partners LP:
5.0%, 10/1/2022		150,000	155,063
5.875%, 3/1/2022		35,000	37,625
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		740,000	780,700
5.625%, 4/15/2023		165,000	171,600
144A, 5.75%, 5/15/2024		205,000	213,200
Samson Investment Co., 9.75%, 2/15/2020		180,000	183,600
SandRidge Energy, Inc.:
7.5%, 3/15/2021		920,000	966,000
8.125%, 10/15/2022		975,000	1,035,937
SESI LLC:
6.375%, 5/1/2019		245,000	257,863
7.125%, 12/15/2021		795,000	896,362
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		55,000	56,650
Seventy Seven Operating LLC, 6.625%, 11/15/2019		235,000	251,450
Swift Energy Co., 7.875%, 3/1/2022		300,000	313,500
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	426,400
Tesoro Corp., 4.25%, 10/1/2017		235,000	244,400
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		175,000	178,938
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	209,500
Whiting Petroleum Corp., 5.0%, 3/15/2019		315,000	332,325
Woodbine Holdings LLC, 12.0%, 5/15/2016		1,170,000	1,240,200
WPX Energy, Inc., 5.25%, 1/15/2017		1,015,000	1,068,287

			28,747,843
Financials 8.6%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	853,200
Ally Financial, Inc., 3.5%, 1/27/2019		885,000	891,637
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	970,140
CIT Group, Inc.:
3.875%, 2/19/2019		1,310,000	1,326,375
5.0%, 5/15/2017		230,000	242,938
5.25%, 3/15/2018		645,000	688,537
Credit Agricole SA, 144A, 7.875%, 1/29/2049		395,000	426,106
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		270,000	268,650
E*TRADE Financial Corp.:
6.375%, 11/15/2019		759,000	814,027
6.75%, 6/1/2016		385,000	412,431
Hellas Telecommunications Finance, 144A, 8.203% **, 7/15/2015 (PIK) *	EUR	294,810	0
International Lease Finance Corp.:
2.181% **, 6/15/2016		755,000	759,719
3.875%, 4/15/2018		805,000	818,081
5.75%, 5/15/2016		1,215,000	1,287,900
6.25%, 5/15/2019		345,000	382,502
8.75%, 3/15/2017		685,000	784,325
Morgan Stanley, Series H, 5.45%, 7/29/2049		185,000	188,238
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	360,125
(REIT), 6.875%, 5/1/2021		305,000	327,875
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		190,000	199,975
144A, 5.875%, 3/15/2022		310,000	332,475
Popular, Inc., 7.0%, 7/1/2019		175,000	175,875
Societe Generale SA, 144A, 7.875%, 12/29/2049		500,000	521,350
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		310,000	320,024
UniCredit SpA, 8.0%, 4/3/2049		645,000	674,993

			14,027,498
Health Care 13.8%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		130,000	137,150
7.75%, 2/15/2019		565,000	597,487
Biomet, Inc.:
6.5%, 8/1/2020		380,000	408,975
6.5%, 10/1/2020		110,000	117,288
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,577,600
144A, 5.125%, 8/1/2021		65,000	66,625
144A, 6.875%, 2/1/2022		260,000	276,250
7.125%, 7/15/2020		1,830,000	1,980,975
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		615,000	587,325
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	264,337
144A, 5.75%, 1/15/2022		260,000	264,550
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		250,000	269,375
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	206,150
144A, 6.5%, 9/15/2018		125,000	139,375
HCA, Inc.:
6.5%, 2/15/2020		3,645,000	4,077,844
7.5%, 2/15/2022		460,000	535,900
Hologic, Inc., 6.25%, 8/1/2020		230,000	242,650
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	289,094
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		325,000	339,625
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		395,000	418,700
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		171,000	185,321
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		195,000	211,575
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,200,000	1,308,000
Valeant Pharmaceuticals International, 144A, 6.375%, 10/15/2020		295,000	308,644
Valeant Pharmaceuticals International, Inc.:
144A, 6.75%, 8/15/2018		4,155,000	4,445,850
144A, 7.5%, 7/15/2021		1,235,000	1,346,150

			22,602,815
Industrials 12.1%
ADT Corp.:
3.5%, 7/15/2022		175,000	156,188
4.125%, 4/15/2019		55,000	55,138
6.25%, 10/15/2021		185,000	195,638
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	540,800
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		310,000	307,675
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		405,040	414,660
BE Aerospace, Inc., 6.875%, 10/1/2020		190,000	204,488
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	394,250
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		185,000	187,313
144A, 5.75%, 3/15/2022		265,000	269,637
144A, 6.0%, 10/15/2022		305,000	310,337
144A, 7.75%, 3/15/2020		1,365,000	1,515,150
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	427,450
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,030,000	1,037,725
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	269,100
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		325,000	350,187
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		260,000	269,750
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		155,000	153,450
Ducommun, Inc., 9.75%, 7/15/2018		415,000	453,387
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		555,000	585,525
FTI Consulting, Inc.:
6.0%, 11/15/2022		220,000	227,425
6.75%, 10/1/2020		850,000	896,750
Garda World Security Corp., 144A, 7.25%, 11/15/2021		340,000	348,075
Gates Global LLC, 144A, 6.0%, 7/15/2022		225,000	222,750
GenCorp, Inc., 7.125%, 3/15/2021		470,000	506,425
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		305,000	322,156
7.125%, 3/15/2021		60,000	65,250
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		610,000	640,500
Meritor, Inc.:
6.25%, 2/15/2024		255,000	262,012
6.75%, 6/15/2021		350,000	370,125
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		980,000	1,014,300
8.125%, 2/15/2019		220,000	228,525
Nortek, Inc., 8.5%, 4/15/2021		235,000	255,562
Oshkosh Corp., 5.375%, 3/1/2022		195,000	199,388
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		325,000	321,750
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		340,000	345,100
6.75%, 12/15/2020		205,000	217,300
Titan International, Inc., 6.875%, 10/1/2020		745,000	748,725
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		305,000	310,337
144A, 6.5%, 7/15/2024		185,000	189,625
7.5%, 7/15/2021		1,000,000	1,092,500
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		150,000	149,625
United Rentals North America, Inc.:
5.75%, 7/15/2018		425,000	447,312
6.125%, 6/15/2023		30,000	32,025
7.375%, 5/15/2020		1,490,000	1,624,100
7.625%, 4/15/2022		350,000	392,875
Watco Companies LLC, 144A, 6.375%, 4/1/2023		165,000	168,713
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		120,000	124,800

			19,821,878
Information Technology 7.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		125,000	130,625
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,045,000	1,129,906
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	280,125
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		240,000	254,400
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		535,000	540,350
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		370,000	355,200
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		175,000	177,188
CDW LLC:
6.0%, 8/15/2022		285,000	300,319
8.5%, 4/1/2019		384,000	412,800
CyrusOne LP, 6.375%, 11/15/2022		110,000	116,325
EarthLink Holdings Corp., 7.375%, 6/1/2020		285,000	299,963
Entegris, Inc., 144A, 6.0%, 4/1/2022		185,000	190,550
Equinix, Inc.:
5.375%, 4/1/2023		765,000	780,300
7.0%, 7/15/2021		250,000	272,813
First Data Corp.:
144A, 6.75%, 11/1/2020		1,453,000	1,572,872
144A, 7.375%, 6/15/2019		280,000	298,900
144A, 8.75%, 1/15/2022 (PIK)		565,000	618,675
144A, 8.875%, 8/15/2020		500,000	545,000
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		325,000	340,437
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,180,000	1,298,000
7.625%, 6/15/2021		245,000	276,850
Jabil Circuit, Inc., 5.625%, 12/15/2020		315,000	341,343
NCR Corp.:
5.875%, 12/15/2021		65,000	68,088
6.375%, 12/15/2023		165,000	178,200
NXP BV, 144A, 3.75%, 6/1/2018		720,000	723,600
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,225
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		675,000	691,031
Ymobile Corp., 144A, 8.25%, 4/1/2018		180,000	190,800

			12,414,885
Materials 7.8%
Ardagh Packaging Finance PLC, 144A, 3.232% **, 12/15/2019		390,000	388,050
Ashland, Inc., 3.875%, 4/15/2018		1,160,000	1,187,550
Berry Plastics Corp.:
5.5%, 5/15/2022		505,000	503,737
9.75%, 1/15/2021		230,000	259,037
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		372,799	389,575
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		220,000	230,450
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	173,688
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		360,000	363,600
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		320,000	340,000
Crown Americas LLC, 6.25%, 2/1/2021		55,000	58,713
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	263,681
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		546,000	566,475
144A, 7.0%, 2/15/2021		546,000	573,300
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		380,000	396,150
144A, 8.25%, 11/1/2019		305,000	333,975
Greif, Inc., 7.75%, 8/1/2019		110,000	125,950
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		590,000	620,975
8.875%, 2/1/2018		85,000	88,188
Huntsman International LLC:
5.125%, 4/15/2021	EUR	125,000	172,374
8.625%, 3/15/2020		350,000	375,375
8.625%, 3/15/2021		140,000	153,650
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	291,200
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	334,875
KGHM International Ltd., 144A, 7.75%, 6/15/2019		660,000	708,675
Novelis, Inc., 8.75%, 12/15/2020		1,330,000	1,471,312
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	302,084
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		216,000	221,130
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	213,500
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		310,000	323,950
Polymer Group, Inc., 7.75%, 2/1/2019		279,000	293,996
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		275,000	286,000
144A, 8.25%, 1/15/2021		200,000	210,000
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	243,775
Tronox Finance LLC, 6.375%, 8/15/2020		240,000	247,200

			12,712,190
Telecommunication Services 21.5%
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	210,500
144A, 7.875%, 12/15/2019		245,000	265,046
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	277,911
Altice SA, 144A, 7.75%, 5/15/2022		290,000	308,125
B Communications Ltd., 144A, 7.375%, 2/15/2021		330,000	350,625
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		110,000	116,325
Series W, 6.75%, 12/1/2023		325,000	359,734
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,610,000	1,746,850
8.75%, 3/15/2018		790,000	827,327
CommScope, Inc., 144A, 5.0%, 6/15/2021		305,000	309,575
CPI International, Inc., 8.75%, 2/15/2018		135,000	140,400
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		315,000	326,813
144A, 8.25%, 9/30/2020		2,037,000	2,199,960
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	210,000
144A, 8.25%, 9/1/2017		1,625,000	1,651,406
Frontier Communications Corp.:
7.125%, 1/15/2023		1,475,000	1,556,125
8.25%, 4/15/2017		357,000	406,088
8.5%, 4/15/2020		110,000	127,875
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		510,000	508,087
7.25%, 10/15/2020		1,235,000	1,321,450
7.5%, 4/1/2021		1,350,000	1,461,375
8.5%, 11/1/2019		620,000	650,612
Intelsat Luxembourg SA:
7.75%, 6/1/2021		705,000	743,775
8.125%, 6/1/2023		105,000	113,663
Level 3 Communications, Inc., 8.875%, 6/1/2019		30,000	32,400
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022		840,000	844,200
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		1,340,000	1,413,700
7.0%, 6/1/2020		415,000	447,162
8.125%, 7/1/2019		215,000	232,738
8.625%, 7/15/2020		180,000	199,350
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		260,000	273,000
7.875%, 9/1/2018		435,000	454,031
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		835,000	832,912
Pacnet Ltd., 144A, 9.0%, 12/12/2018		200,000	216,000
SBA Communications Corp., 5.625%, 10/1/2019		215,000	225,213
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		295,000	328,925
144A, 9.0%, 11/15/2018		995,000	1,182,806
Sprint Corp., 144A, 7.125%, 6/15/2024		1,395,000	1,422,900
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		130,000	134,713
6.464%, 4/28/2019		395,000	411,788
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,636,800
tw telecom holdings, Inc.:
5.375%, 10/1/2022		360,000	391,500
6.375%, 9/1/2023		290,000	327,700
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,575,000	1,665,562
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		535,000	585,825
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		420,000	454,650
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		225,000	240,750
Windstream Corp.:
6.375%, 8/1/2023		265,000	265,663
7.5%, 4/1/2023		440,000	468,600
7.75%, 10/15/2020		70,000	75,425
7.75%, 10/1/2021		790,000	861,100
7.875%, 11/1/2017		1,710,000	1,945,125
8.125%, 9/1/2018		300,000	313,125
Zayo Group LLC, 8.125%, 1/1/2020		185,000	199,569

			35,272,879
Utilities 4.1%
AES Corp.:
3.229% **, 6/1/2019		205,000	206,025
7.75%, 10/15/2015		351,000	372,937
8.0%, 10/15/2017		54,000	62,235
8.0%, 6/1/2020		480,000	568,800
Calpine Corp.:
5.375%, 1/15/2023		290,000	292,900
5.75%, 1/15/2025		290,000	292,900
DPL, Inc., 6.5%, 10/15/2016		1,380,000	1,462,800
Enel SpA, 144A, 8.75%, 9/24/2073		540,000	634,500
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		300,000	267,000
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	757,900
144A, 7.25%, 4/1/2016		315,000	339,413
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		900,000	929,250
7.875%, 5/15/2021		260,000	285,350
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		235,000	237,056

			6,709,066

Total Corporate Bonds (Cost $178,786,165)			185,728,525
Government & Agency Obligation 0.5%
Other Government Related (b)
VTB Bank OJSC, 144A, 6.315%, 2/22/2018 (Cost $750,000)		750,000	745,313
Loan Participations and Assignments 21.5%
Senior Loans **
Consumer Discretionary 5.4%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		625,251	625,251
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		461,775	462,207
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		315,081	314,785
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		2,390,000	2,402,321
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		650,132	647,086
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		404,417	404,109
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		653,744	655,277
Term Loan B2, 4.25%, 8/7/2019		1,700,300	1,708,275
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		706,450	711,307
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		905,850	892,828

			8,823,446
Consumer Staples 3.3%
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		935,971	940,262
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		675,339	665,526
Del Monte Foods, Inc., First Lien Term Loan, 4.25%, 2/18/2021		527,350	522,680
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		1,871,100	1,872,391
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		294,032	291,030
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		284,288	285,354
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016		873,367	859,175

			5,436,418
Energy 1.7%
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		189,802	189,169
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		1,295,000	1,284,614
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017		330,000	330,413
Term Loan B, 4.25%, 11/13/2018		1,044,525	1,048,118

			2,852,314
Financials 0.2%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		390,000	403,747

			403,747
Health Care 2.3%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		355,000	355,286
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		378,100	379,605
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		590,000	589,593
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		757,718	752,982
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		874,220	873,608
Term Loan B, 3.75%, 12/11/2019		741,373	741,188

			3,692,262
Industrials 1.9%
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		389,025	383,190
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,534,829	1,528,114
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,220,651	1,224,215

			3,135,519
Information Technology 1.1%
First Data Corp., Term Loan, 4.155%, 3/24/2021		1,215,000	1,214,624
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		389,023	388,258
Spansion LLC, Term Loan, 3.75%, 12/19/2019		234,410	233,713

			1,836,595
Materials 2.2%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		1,345,000	1,343,884
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,221,774	1,216,637
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		989,975	973,749

			3,534,270
Telecommunication Services 2.8%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		2,918,732	2,909,217
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		39,500	39,451
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		950,000	947,330
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		673,817	669,080

			4,565,078
Utilities 0.6%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		962,813	957,695

Total Loan Participations and Assignments (Cost $35,739,174)			35,237,344
Convertible Bonds 1.1%
Consumer Discretionary 0.1%
Live Nation Entertainment, Inc., 144A, 2.5%, 5/15/2019		175,000	175,875
Materials 1.0%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		776,436	1,553,493

Total Convertible Bonds (Cost $954,157)			1,729,368
Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $418,697)		810,000	737,100

		Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (c)		12	36,397
Trump Entertainment Resorts, Inc.*		51	0

			36,397
Industrials 0.0%
Congoleum Corp.*		14,300	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		14,091	10,823
GEO Specialty Chemicals, Inc. 144A*		1,283	986

			11,809

Total Common Stocks (Cost $199,252)			48,206
Preferred Stock 0.4%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $686,783)		717	724,461
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		71,669	54,511
Hercules Trust II, Expiration Date 3/31/2029*		775	7,235

Total Warrants (Cost $124,997)			61,746
Cash Equivalents 2.0%
Central Cash Management Fund, 0.05% (d) (Cost $3,204,774)		3,204,774	3,204,774

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $220,863,999) †		139.5	228,216,837
Other Assets and Liabilities, Net		2.4	3,940,417
Notes Payable		(41.9)	(68,510,000)

Net Assets		100.0	163,647,254

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	466,667	USD	467,631	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	300,000	USD	174,402	267,000
Hellas Telecommunications Finance*	8.203%	7/15/2015	294,810	EUR	84,504	0
					726,537	267,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2014.

†
The cost for federal income tax purposes was $221,505,786.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $6,711,051.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,277,575 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,566,524.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	43,975	36,397	0.02

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At August 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (e)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	1,220,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	75,374	(27,925)	103,299
12/20/2011 3/20/2017	440,000	2	5.0%	CitiGroup, Inc., 5.5%, 2/15/2019, BB-	50,095	9,461	40,634
9/20/2012 12/20/2017	525,000	3	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	73,525	25,778	47,747
6/20/2013 9/20/2018	750,000	1	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	87,002	36,115	50,887
6/20/2013 9/20/2018	710,000	4	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	105,675	46,002	59,673
6/20/2013 9/20/2018	320,000	2	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	47,403	23,173	24,230
Total unrealized appreciation							326,470

(e)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(f)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Bank of America
2	Credit Suisse
3	UBS AG
4	Goldman Sachs & Co.
As of August 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	923,600	USD	1,226,952	10/17/2014	13,033	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$185,728,525	$0	$185,728,525
Government & Agency Obligation	—	745,313	—	745,313
Loan Participations and Assignments	—	35,237,344	0	35,237,344
Convertible Bonds	—	175,875	1,553,493	1,729,368
Preferred Security	—	737,100	—	737,100
Common Stocks
Consumer Discretionary	—	—	36,397	36,397
Industrials	—	—	0	0
Materials	—	—	11,809	11,809
Preferred Stocks (g)	—	724,461	—	724,461
Warrants (g)	—	—	61,746	61,746
Short-Term Investments (g)	3,204,774	—	—	3,204,774
Derivatives (h)
Credit Default Swap Contracts	—	326,470	—	326,470
Forward Foreign Currency Exchange Contracts	—	13,033	—	13,033

Total	$3,204,774	$223,688,121	$1,663,445	$228,556,340

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$326,470	$—
Foreign Exchange Contracts	$—	$13,033

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014